Operating segments (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Segment Results for Operating Segments

The segment results for the year ended March 31, 2019 are as follows:

	Year ended March 31, 2019
	WNS Global BPM	WNS Auto Claims BPM	Inter segments*	Total
Revenue from external customers	$774,235	$34,885	$—	$809,120
Segment revenue	$774,309	$34,885	$(74)	$809,120
Payments to repair centers	—	15,166	—	15,166

Revenue less repair payments (non-GAAP)	774,309	19,719	(74)	793,954
Depreciation	20,130	204	—	20,334
Other costs	588,289	19,555	(74)	607,770

Segment operating profit/(loss)	165,890	(40)	—	165,850
Other income, net	(12,572)	(2,022)	—	(14,594)
Finance expense	3,204	—	—	3,204

Segment profit before income taxes	175,258	1,982	—	177,240
Income tax expense	25,503	216	—	25,719

Segment profit	149,755	1,766	—	151,521
Amortization of intangible assets				15,783
Share-based compensation expense				30,305

Profit after tax				$105,433

Addition to non-current assets	$29,583	$2,224	$—	$31,807
Total assets, net of elimination	667,261	118,369	—	785,630
Total liabilities, net of elimination	$156,298	$76,913	$—	$233,211

*	Transactions between inter segments represent business process management services rendered by WNS Global BPM to WNS Auto Claims BPM.

The segment results for the year ended March 31, 2018 are as follows:

	Year ended March 31, 2018
	WNS Global BPM	WNS Auto Claims BPM	Inter segments*	Total
Revenue from external customers	$722,542	$35,414	$—	$757,956
Segment revenue	$722,600	$35,414	$(58)	$757,956
Payments to repair centers	—	16,970	—	16,970

Revenue less repair payments (non-GAAP)	722,600	18,444	(58)	740,986
Depreciation	19,682	272	—	19,954
Other costs	561,870	18,249	(58)	580,061

Segment operating profit/(loss)	141,048	(77)	—	140,971
Other income, net	(9,757)	(1,473)	—	(11,230)
Finance expense	4,065	199	—	4,264

Segment profit before income taxes	146,740	1,197	—	147,937
Income tax expense	15,319	112	—	15,431

Segment profit	131,421	1,085	—	132,506
Amortization of intangible assets				15,505
Share-based compensation expense				30,565

Profit after tax				$86,436

Addition to non-current assets	$32,337	$201	$—	$32,538
Total assets, net of elimination	633,186	126,377	—	759,563
Total liabilities, net of elimination	$181,627	$82,980	$—	$264,607

*	Transactions between inter segments represent business process management services rendered by WNS Global BPM to WNS Auto Claims BPM.

The segment results for the year ended March 31, 2017 are as follows:

	Year ended March 31, 2017
	WNS Global BPM	WNS Auto Claims BPM	Inter segments*	Total
Revenue from external customers	$557,904	$44,642	$—	$602,546
Segment revenue	$557,983	$44,642	$(79)	$602,546
Payments to repair centers		24,102	—	24,102

Revenue less repair payments (non-GAAP)	557,983	20,540	(79)	578,444
Depreciation	16,598	305	—	16,903
Other costs	429,074	20,147	(79)	449,142
Impairment of goodwill (Refer Note 10)	—	21,673	—	21,673

Segment operating profit/(loss)	112,311	(21,585)	—	90,726
Other income, net	(7,785)	(904)	—	(8,689)
Finance expense	547		—	547

Segment profit/(loss) before income taxes	119,549	(20,681)	—	98,868
Income tax expense	17,441	89	—	17,530

Segment profit/(loss)	102,108	(20,770)	—	81,338
Amortization of intangible assets				20,539
Share-based compensation expense				23,036

Profit after tax				$37,763

Addition to non-current assets	$111,280	$453	$—	$111,733
Total assets, net of elimination	590,974	113,149	—	704,123
Total liabilities, net of elimination	$214,155	$74,902	$—	$289,057

*	Transactions between inter segments represent business process management services rendered by WNS Global BPM to WNS Auto Claims BPM.

External Revenue and Non-current Assets (Excluding Goodwill and Intangible Assets) by Geographic Area

Revenues from the geographic segments based on domicile of the customer. The Company’s external revenue by geographic area is as follows:

	Year ended March 31,
	2019	2018	2017
Jersey, Channel Islands	$—	$—	$—
US	335,880	308,436	196,193
UK	253,962	258,863	248,588
Australia	77,187	66,626	49,053
Europe (excluding UK)	56,383	47,169	37,494
South Africa	38,866	42,841	42,717
Rest of the world	46,842	34,021	28,501

Total	$809,120	$757,956	$602,546

The Company’s non-current assets (excluding goodwill and intangible assets) by geographic area are as follows:

	As at March 31,
	2019	2018
Jersey, Channel Islands	$—	$—
India	26,708	26,167
Philippines	18,797	14,050
South Africa	6,374	10,529
North America	3,777	5,112
UK	2,144	756
Rest of the world	3,198	3,992

Total	$60,998	$60,606